SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2023
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Six Months Ended June 30,
(US$ MILLIONS)	2023	2022
Net interest paid (received)	$1,264	$647
Net income taxes paid (received)	1,192	134
Amounts paid and received for interest were reflected as operating cash flows in the unaudited interim condensed consolidated statements of cash flow.
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2023	2022
Accounts receivable	$(612)	$(762)
Inventory	361	(884)
Prepayments and other	(655)	(226)
Accounts payable and other	432	521
Changes in non-cash working capital, net	$(474)	$(1,351)